Fair Value Measurements - Schedule of Changes in Fair Value of Warrants (Details)	11 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Disclosures [Abstract]
Beginning balance	$ 25,275,880
Change in fair value of derivative warrant liabilities	28,525,230
Ending balance	$ 53,801,110